                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4054

                   Oppenheimer AMT - Free New York Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal
   Amount                                                                              Coupon      Maturity        Value
------------                                                                           ------     ----------  --------------
Municipal Bonds and Notes--127.2%
New York--90.0%
$    700,000  Albany County, NY IDA (Albany College of Pharmacy)(1)                     5.625%    12/01/2034  $      542,458
     200,000  Albany County, NY IDA (Wildwood Programs)                                 4.900     07/01/2021         148,878
     125,000  Albany County, NY IDA (Wildwood Programs)                                 5.000     07/01/2026          86,243
   3,000,000  Albany, NY IDA (Albany Law School)(1)                                     5.000     07/01/2031       2,444,010
     310,000  Albany, NY IDA (Albany Law School)(1)                                     5.000     07/01/2037         242,476
     335,000  Albany, NY IDA (Brighter Choice Charter School)(1)                        5.000     04/01/2027         241,170
     150,000  Albany, NY IDA (Brighter Choice Charter School)(1)                        5.000     04/01/2032         101,250
     100,000  Albany, NY IDA (Brighter Choice Charter School)(1)                        5.000     04/01/2037          65,042
  14,500,000  Albany, NY IDA (Charitable Leadership)(1)                                 5.750     07/01/2026      11,129,185
   1,000,000  Albany, NY IDA (Charitable Leadership)(1)                                 6.000     07/01/2019         865,620
     100,000  Albany, NY IDA (New Covenant Charter School)                              7.000(2)  05/01/2025          67,320
     890,000  Albany, NY IDA (Sage Colleges)(1)                                         5.250     04/01/2019         714,127
     500,000  Albany, NY IDA (Sage Colleges)(1)                                         5.300     04/01/2029         339,280
   2,550,000  Albany, NY IDA (St. Peter's Hospital)(1)                                  5.250     11/15/2027       2,152,812
   3,350,000  Albany, NY IDA (St. Peter's Hospital)(1)                                  5.250     11/15/2032       2,676,650
   1,000,000  Albany, NY IDA (St. Peter's Hospital)(1)                                  5.500     11/15/2027         870,360
   1,380,000  Albany, NY IDA, Series B(1)                                               5.750     11/15/2032       1,181,377
   4,205,000  Albany, NY IDA, Series D(1)                                               5.375     11/15/2032       3,419,800
   1,365,000  Albany, NY IDA, Series D(1)                                               5.750     11/15/2027       1,223,695
     100,000  Albany, NY Municipal Water Finance Authority(1)                           5.000     12/01/2033          92,563
      10,000  Albany, NY Parking Authority                                              5.625     07/15/2025           9,637
   5,730,000  Allegany County, NY IDA (Houghton College)(1)                             5.250     01/15/2024       5,627,032
   4,375,000  Amherst, NY IDA (Beechwood Health Care Center)                            5.200     01/01/2040       2,580,069
   5,895,000  Brookhaven, NY IDA (Alternatives for Children)                            7.550     02/01/2033       4,880,942
   9,235,000  Brookhaven, NY IDA (Dowling College)(1)                                   6.750     11/01/2032       7,198,590
     100,000  Broome County, NY IDA (Good Shepard Village)                              6.750     07/01/2028          82,871
     200,000  Broome County, NY IDA (Good Shepard Village)                              6.875     07/01/2040         159,280
     350,000  Broome County, NY IDA (University Plaza)                                  5.200     08/01/2030         211,873
     250,000  Broome County, NY IDA (University Plaza)                                  5.200     08/01/2036         142,688
     300,000  Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)                     5.750     11/01/2030         215,487
      25,000  Canandaigua & Bristol, NY GO                                              5.000     12/15/2027          24,109
      30,000  Canandaigua & Bristol, NY GO                                              5.000     12/15/2028          28,548
      30,000  Canandaigua & Bristol, NY GO                                              5.000     12/15/2029          28,489
      30,000  Canandaigua & Bristol, NY GO                                              5.000     12/15/2030          28,340
      35,000  Canandaigua & Bristol, NY GO                                              5.000     12/15/2031          32,587
      35,000  Canandaigua & Bristol, NY GO                                              5.000     12/15/2032          32,003
      35,000  Canandaigua & Bristol, NY GO                                              5.000     12/15/2033          31,917
      40,000  Canandaigua & Bristol, NY GO                                              5.000     12/15/2034          35,798
      40,000  Canandaigua & Bristol, NY GO                                              5.000     12/15/2035          35,697
      45,000  Canandaigua & Bristol, NY GO                                              5.000     12/15/2036          39,859
      45,000  Canandaigua & Bristol, NY GO                                              5.000     12/15/2037          39,559
      50,000  Canandaigua & Bristol, NY GO                                              5.000     12/15/2038          43,848
      50,000  Canandaigua & Bristol, NY GO                                              5.000     12/15/2039          43,752
      55,000  Canandaigua & Bristol, NY GO                                              5.000     12/15/2040          48,019
      55,000  Canandaigua & Bristol, NY GO                                              5.000     12/15/2041          47,915
      60,000  Canandaigua & Bristol, NY GO                                              5.000     12/15/2042          52,162


                  1 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal
   Amount                                                                              Coupon      Maturity        Value
------------                                                                           ------     ----------  --------------
New York Continued
$     85,000  Cattaraugus County, NY IDA (Olean General Hospital)(1)                    5.250%    08/01/2023  $       84,937
     500,000  Cattaraugus County, NY IDA (St. Bonaventure University)(1)                5.000     05/01/2023         402,895
     620,000  Cattaraugus County, NY IDA (St. Bonaventure University)(1)                5.100     05/01/2031         457,312
   1,480,000  Cayuga County, NY COP (Auburn Memorial Hospital)(1)                       6.000     01/01/2021       1,451,155
      90,000  Chautauqua, NY Utility District(1)                                        5.000     06/01/2022          90,903
     110,000  Chautauqua, NY Utility District(1)                                        5.000     06/01/2026         108,636
     130,000  Coeymans, NY Fire District                                                5.000     10/15/2024         131,487
     135,000  Coeymans, NY Fire District                                                5.000     10/15/2025         136,019
     140,000  Coeymans, NY Fire District                                                5.000     10/15/2026         140,440
   1,040,000  Colonie, NY GO(1)                                                         6.000     04/01/2032       1,075,641
     840,000  Colonie, NY GO(1)                                                         6.000     04/01/2033         867,014
      15,000  Deerfield, NY GO                                                          5.500     06/15/2021          15,049
      15,000  Deerfield, NY GO                                                          5.500     06/15/2022          15,044
      15,000  Deerfield, NY GO                                                          5.500     06/15/2023          14,951
      15,000  Deerfield, NY GO                                                          5.500     06/15/2024          14,941
      20,000  Deerfield, NY GO                                                          5.500     06/15/2025          19,802
      20,000  Deerfield, NY GO                                                          5.600     06/15/2026          19,592
      20,000  Deerfield, NY GO                                                          5.600     06/15/2027          19,470
      20,000  Deerfield, NY GO                                                          5.600     06/15/2028          19,210
      25,000  Deerfield, NY GO                                                          5.600     06/15/2029          23,817
      25,000  Deerfield, NY GO                                                          5.600     06/15/2030          23,701
      25,000  Deerfield, NY GO                                                          5.600     06/15/2031          23,383
      25,000  Deerfield, NY GO                                                          5.600     06/15/2032          23,190
      30,000  Deerfield, NY GO                                                          5.600     06/15/2033          27,558
      30,000  Deerfield, NY GO                                                          5.600     06/15/2034          27,326
      30,000  Deerfield, NY GO                                                          5.600     06/15/2035          27,050
      35,000  Deerfield, NY GO                                                          5.600     06/15/2036          31,383
  55,460,000  Dutchess County, NY IDA (Bard College)(1)                                 5.000     08/01/2046      47,101,623
   8,340,000  Dutchess County, NY IDA (Elant Fishkill)                                  5.250     01/01/2037       5,162,126
   1,230,000  East Hampton, NY Town Hsg. Authority(1)                                   6.250     05/01/2034       1,344,119
   1,840,000  East Rochester, NY Hsg. Authority (St. John's Meadows)(1)                 5.000     02/15/2047       1,742,554
     500,000  Erie County, NY IDA (Charter School Applied Tech)                         6.875     06/01/2035         401,120
   1,200,000  Erie County, NY IDA (DePaul Properties)                                   5.750     09/01/2028         780,444
     160,000  Erie County, NY IDA (DePaul Properties)                                   6.500     09/01/2018         128,122
     200,000  Erie County, NY IDA (Global Concepts Charter School)                      6.250     10/01/2037         146,856
   5,600,000  Erie County, NY IDA (Medaille College)                                    7.625     04/01/2035       5,112,688
     905,000  Erie County, NY IDA (Orchard Park CCRC)                                   5.000     11/15/2014         843,976
   1,485,000  Erie County, NY IDA (Orchard Park CCRC)                                   5.125     11/15/2016       1,233,887
   4,750,000  Erie County, NY IDA (Orchard Park CCRC)                                   6.000     11/15/2036       3,295,835
   8,475,000  Erie County, NY IDA (The Episcopal Church Home)                           5.875     02/01/2018       7,480,628
  10,170,000  Erie County, NY IDA (The Episcopal Church Home)                           6.000     02/01/2028       7,873,309
  36,405,000  Erie County, NY Tobacco Asset Securitization Corp.(1)                     5.000     06/01/2038      24,148,529
  29,515,000  Erie County, NY Tobacco Asset Securitization Corp.(1)                     5.000     06/01/2045      18,752,650


                  2 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal
   Amount                                                                              Coupon      Maturity        Value
------------                                                                           ------     ----------  --------------
New York Continued
$ 56,000,000  Erie County, NY Tobacco Asset Securitization Corp.                        6.875(3)% 06/01/2050  $      809,760
  92,000,000  Erie County, NY Tobacco Asset Securitization Corp.                        9.607(3)  06/01/2055         609,040
     100,000  Essex County, NY IDA (North Country Community College Foundation)(1)      5.000     06/01/2020          83,854
     130,000  Essex County, NY IDA (North Country Community College Foundation)(1)      5.200     06/01/2025         102,401
     110,000  Essex County, NY IDA (North Country Community College Foundation)(1)      5.300     06/01/2035          78,976
     175,000  Franklin County, NY IDA (North Country Community College Foundation)(1)   5.200     06/01/2025         137,848
     815,000  Genesee County, NY IDA (United Memorial Medical Center)                   5.000     12/01/2027         539,709
   4,240,000  Green Island, NY Power Authority(1)                                       5.125     03/15/2033       3,888,716
      75,000  Hempstead Village, NY GO(1)                                               5.000     09/15/2024          73,300
      70,000  Hempstead Village, NY GO(1)                                               5.000     09/15/2025          68,123
      70,000  Hempstead Village, NY GO(1)                                               5.000     09/15/2026          67,873
      50,000  Hempstead, NY IDA (Hofstra University)(1)                                 5.000     07/01/2033          48,306
     410,000  Hempstead, NY IDA (Peninsula Counseling Center)                           6.500     11/01/2038         293,191
   5,210,000  Hempstead, NY IDA (WORCA)                                                 6.900     08/01/2033       3,951,316
   1,790,000  Herkimer County, NY IDA (Herkimer County College Foundation)(1)           6.250     08/01/2034       1,478,719
  35,085,000  Hudson Yards, NY Infrastructure Corp.(1)                                  5.000     02/15/2047      30,102,228
  11,500,000  Hudson Yards, NY Infrastructure Corp.(1)                                  5.000     02/15/2047       9,866,770
   2,420,000  Islip, NY IDA (United Cerebral Palsy Assoc.)                              6.250     12/01/2031       1,710,867
     280,000  Islip, NY IDA (United Cerebral Palsy Assoc.)                              6.250     12/01/2031         197,952
   5,000,000  L.I., NY Power Authority, Series A(1)                                     6.250     04/01/2033       5,519,150
     665,000  Madison County, NY IDA (Commons II Student Hsg.)(1)                       5.000     06/01/2040         524,678
      10,000  Monroe County, NY IDA (Cloverwood Senior Living)                          6.000     05/01/2013           9,794
     125,000  Monroe County, NY IDA (Cloverwood Senior Living)                          6.640     05/01/2033         121,278
     350,000  Monroe County, NY IDA (Rochester Institute of Technology)(1)              5.250     04/01/2019         309,796
     525,000  Monroe County, NY IDA (Rochester Institute of Technology)(1)              5.375     04/01/2029         404,465
     200,000  Monroe County, NY IDA (Summit at Brighton)                                5.375     07/01/2032         133,140
     400,000  Monroe County, NY IDA (Summit at Brighton)                                5.500     07/01/2027         282,492
 302,900,000  Monroe County, NY Tobacco Asset Securitization Corp. (TASC)               7.701(3)  06/01/2061       1,041,976
   1,000,000  Monroe, NY Newpower Corp(1)                                               5.625     01/01/2026         747,030
   4,000,000  Monroe, NY Newpower Corp.(1)                                              5.500     01/01/2034       2,654,280
     500,000  Mount Vernon, NY IDA (Meadowview)                                         6.200     06/01/2029         415,570
     105,000  Nassau County, NY IDA (ACDS)                                              5.950     11/01/2022          84,297
     510,000  Nassau County, NY IDA (ALIA-ACDS)                                         6.125     09/01/2018         440,003
   1,975,000  Nassau County, NY IDA (ALIA-AP)                                           7.000     09/01/2028       1,708,434
     710,000  Nassau County, NY IDA (ALIA-CMA)                                          6.125     09/01/2018         612,553
     785,000  Nassau County, NY IDA (ALIA-CSMR)                                         6.125     09/01/2018         677,259
     505,000  Nassau County, NY IDA (ALIA-EFLI)                                         6.125     09/01/2018         435,689
     405,000  Nassau County, NY IDA (ALIA-HAII)                                         6.125     09/01/2018         349,414


                  3 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal
   Amount                                                                              Coupon      Maturity        Value
------------                                                                           ------     ----------  --------------
New York Continued
$    470,000  Nassau County, NY IDA (ALIA-NCMRS)                                        6.125%    09/01/2018  $      405,493
     180,000  Nassau County, NY IDA (Amsterdam at Harborside)                           6.500     01/01/2027         141,700
   6,595,000  Nassau County, NY IDA (Amsterdam at Harborside)                           6.700     01/01/2043       5,030,204
     500,000  Nassau County, NY IDA (CSMR)                                              5.950     11/01/2022         401,415
     100,000  Nassau County, NY IDA (Epilepsy Foundation of L.I.)                       5.950     11/01/2022          80,283
     185,000  Nassau County, NY IDA (Hispanic Counseling Center)                        6.500     11/01/2037         133,803
   2,615,000  Nassau County, NY IDA (Hispanic Counseling Center)                        7.625     06/01/2033       2,173,954
     100,000  Nassau County, NY IDA (Life's WORCA)                                      5.950     11/01/2022          80,283
      95,000  Nassau County, NY IDA (PLUS Group Home)                                   6.150     11/01/2022          77,782
      70,000  Nassau County, NY IDA (United Veteran's Beacon House)                     6.500     11/01/2037          50,628
      25,000  Nassau County, NY IDA, Series A-A                                         6.000     07/02/2021          20,549
     820,000  Nassau County, NY IDA, Series A-B                                         6.000     07/01/2021         674,015
  30,550,000  Nassau County, NY Tobacco Settlement Corp.(1)                             5.125     06/01/2046      19,802,816
  85,990,000  Nassau County, NY Tobacco Settlement Corp.                                6.151(3)  06/01/2046       2,496,290
  60,000,000  Nassau County, NY Tobacco Settlement Corp.                                6.763(3)  06/01/2060         308,400
  42,830,000  Nassau County, NY Tobacco Settlement Corp. (TASC)(1)                      5.000     06/01/2035      29,023,750
   2,500,000  Niagara County, NY IDA (American Ref-Fuel Company)(1)                     5.550     11/15/2024       2,338,450
     960,000  Niagara County, NY IDA (Niagara Falls Memorial Medical Center)            5.750     06/01/2018         845,242
     555,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)                  6.250     05/15/2034         465,584
     385,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)                  6.250     05/15/2040         309,679
      20,000  Niagara County, NY Tobacco Asset Securitization Corp. (TASC)(1)           5.500     05/15/2019          17,385
      70,000  Niagara Falls, NY Public Water Authority                                  5.500     07/15/2034          70,606
   1,185,000  NY Counties Tobacco Trust I(1)                                            6.500     06/01/2035       1,024,515
  14,670,000  NY Counties Tobacco Trust II (TASC)(1)                                    5.625     06/01/2035      11,121,620
      40,000  NY Counties Tobacco Trust II (TASC)(1)                                    5.750     06/01/2043          29,660
   5,120,000  NY Counties Tobacco Trust III(1)                                          6.000     06/01/2043       3,945,779
     850,000  NY Counties Tobacco Trust IV(1)                                           5.000     06/01/2038         563,831
   3,500,000  NY Counties Tobacco Trust IV (TASC)(1)                                    0.000(4)  06/01/2041       3,107,930
   5,900,000  NY Counties Tobacco Trust IV (TASC)(1)                                    5.000     06/01/2042       3,783,670
   9,240,000  NY Counties Tobacco Trust IV (TASC)(1)                                    5.000     06/01/2045       5,870,726
   3,500,000  NY Counties Tobacco Trust IV (TASC)(1)                                    6.650(5)  06/01/2041         204,855
  84,200,000  NY Counties Tobacco Trust V                                               6.850(3)  06/01/2055         725,804
 334,000,000  NY Counties Tobacco Trust V                                               7.850(3)  06/01/2060       1,282,560
     400,000  NY Liberty Devel. Corp. (Goldman Sachs Headquarters)(1)                   5.250     10/01/2035         365,172
     235,000  NY MTA, Series 2008C(1)                                                   6.500     11/15/2028         258,890
   3,580,000  NY Seneca Nation Indians Capital Improvements(1)                          5.000     12/01/2023       2,322,704
   2,000,000  NY Seneca Nation Indians Capital Improvements(1)                          5.250     12/01/2016       1,587,680


                  4 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal
   Amount                                                                              Coupon      Maturity        Value
------------                                                                           ------     ----------  --------------
New York Continued
$ 40,000,000  NY Triborough Bridge & Tunnel Authority, Series B(6)                      5.000%    11/15/2032  $   40,071,342
  18,200,000  NY Triborough Bridge & Tunnel Authority, Series B(6)                      5.125     11/15/2029      18,302,462
   3,245,000  NY TSASC, Inc. (TFABs)(1)                                                 4.750     06/01/2022       2,817,698
   4,875,000  NY TSASC, Inc. (TFABs)(1)                                                 5.000     06/01/2034       3,322,995
 120,445,000  NY TSASC, Inc. (TFABs)(1)                                                 5.125     06/01/2042      78,955,311
  20,000,000  NYC GO(6)                                                                 5.000     08/01/2021      20,522,500
  11,000,000  NYC GO(6)                                                                 5.125     03/01/2026      11,230,560
      10,000  NYC GO(1)                                                                 5.300     01/15/2026          10,154
      10,000  NYC GO(1)                                                                 5.375     08/01/2027          10,053
  15,000,000  NYC GO(6)                                                                 5.375     04/01/2036      15,405,450
  20,000,000  NYC GO(6)                                                                 5.625     11/15/2031      21,000,633
      45,000  NYC GO(1)                                                                 6.000     05/15/2022          45,166
       5,000  NYC GO(1)                                                                 7.500     02/01/2019           5,023
     450,000  NYC HDC (Multifamily Hsg.)(1)                                             5.500     11/01/2034         448,866
     410,000  NYC HDC (Multifamily Hsg.)(1)                                             5.550     11/01/2039         408,176
   1,590,000  NYC HDC (Multifamily Hsg.)(1)                                             5.700     11/01/2046       1,596,996
     250,000  NYC HDC (Multifamily Hsg.), Series E(1)                                   6.250     05/01/2036         252,105
      60,000  NYC IDA (Assoc. for Metroarea Autistic Children)                          4.500     07/01/2021          41,965
   2,760,000  NYC IDA (Beth Abraham Health Services)                                    6.500     02/15/2022       2,132,845
     500,000  NYC IDA (Beth Abraham Health Services)                                    6.500     11/15/2027         384,645
   2,100,000  NYC IDA (Beth Abraham Health Services)                                    6.500     11/15/2034       1,568,448
     500,000  NYC IDA (Calhoun School)                                                  6.625     12/01/2034         389,385
   6,000,000  NYC IDA (Calhoun School)                                                  6.625     12/01/2034       4,672,620
     960,000  NYC IDA (Center for Elimination of Family Violence)                       7.375     11/01/2036         764,794
     830,000  NYC IDA (Center for Nursing/Rehabilitation)                               5.375     08/01/2027         566,724
   1,105,000  NYC IDA (Center for Nursing/Rehabilitation)                               5.375     08/01/2027         754,494
   3,240,000  NYC IDA (Chapin School)                                                   5.000     11/01/2038       1,978,020
     150,000  NYC IDA (Comprehensive Care Management)                                   6.000     05/01/2026         112,169
     350,000  NYC IDA (Comprehensive Care Management)                                   6.125     11/01/2035         245,609
     780,000  NYC IDA (Eger Harbor House)(1)                                            5.875     05/20/2044         799,336
     725,000  NYC IDA (Family Support Systems)                                          7.500     11/01/2034         571,394
   1,530,000  NYC IDA (Gateway School of New York)                                      5.550     06/01/2039       1,002,716
     170,000  NYC IDA (Global Country World Peace)                                      7.250     11/01/2025         126,033
     220,000  NYC IDA (Global Country World Peace)                                      7.250     11/01/2025         163,101
   1,825,000  NYC IDA (Guttmacher Institute)                                            5.750     12/01/2036       1,230,707
     670,000  NYC IDA (Independent Living Assoc.)                                       6.200     07/01/2020         534,901
  27,110,000  NYC IDA (Liberty-7 World Trade Center)                                    6.250     03/01/2015      23,671,097
  18,500,000  NYC IDA (Liberty-7 World Trade Center)(7)                                 6.500     03/01/2035      13,309,085
  10,850,000  NYC IDA (Liberty-7 World Trade Center)                                    6.750     03/01/2015       9,803,301
  12,050,000  NYC IDA (Liberty-IAC/Interactive Corp.)(1)                                5.000     09/01/2035       7,505,463
   3,700,000  NYC IDA (Lycee Francais De New York)(1)                                   5.375     06/01/2023       3,215,041
   4,000,000  NYC IDA (Lycee Francais De New York)(1)                                   6.800     06/01/2028       4,039,280
     950,000  NYC IDA (Magen David Yeshivah)                                            5.700     06/15/2027         720,366
     420,000  NYC IDA (Manhattan Community Access Corp.)                                6.000     12/01/2036         284,651
   1,020,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)                  6.375     11/01/2038         728,086
     210,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)                  6.375     11/01/2038         149,900


                  5 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal
   Amount                                                                              Coupon      Maturity        Value
------------                                                                           ------     ----------  --------------
New York Continued
$    115,000  NYC IDA (Metropolitan College of New York)                                5.750%    03/01/2020  $       97,050
   2,300,000  NYC IDA (Montefiore Medical Center Corp.)(1)                              5.125     11/01/2035       2,300,575
   6,510,000  NYC IDA (Mount St. Vincent)(1)                                            5.250     06/01/2036       5,438,324
   1,375,000  NYC IDA (Polytechnic University)(1)                                       5.250     11/01/2027       1,157,860
   1,380,000  NYC IDA (PSCH)(1)                                                         6.375     07/01/2033       1,061,206
   6,000,000  NYC IDA (Queens Baseball Stadium)(1)                                      5.000     01/01/2031       5,260,800
   5,500,000  NYC IDA (Queens Baseball Stadium)(1)                                      5.000     01/01/2039       4,585,405
     750,000  NYC IDA (Reece School)                                                    7.500     12/01/2037         600,285
   1,425,000  NYC IDA (Staten Island University Hospital)(1)                            6.450     07/01/2032       1,071,999
     756,500  NYC IDA (Studio School)                                                   7.000     11/01/2038         520,858
   5,345,000  NYC IDA (The Child School)                                                7.550     06/01/2033       4,389,474
     995,000  NYC IDA (Tides Two Rivers Foundation)                                     5.650     12/01/2039         654,979
   3,560,000  NYC IDA (Unicef)                                                          5.300     11/01/2038       2,287,870
   5,600,000  NYC IDA (Urban Resource Institute)                                        7.375     11/01/2033       4,346,160
     310,000  NYC IDA (Vaughn College Aeronautics)(1)                                   5.000     12/01/2021         231,517
     785,000  NYC IDA (Vaughn College Aeronautics)(1)                                   5.000     12/01/2021         586,262
     150,000  NYC IDA (Vaughn College Aeronautics)(1)                                   5.000     12/01/2028          97,940
     360,000  NYC IDA (Vaughn College Aeronautics)(1)                                   5.000     12/01/2028         235,055
     100,000  NYC IDA (Vaughn College Aeronautics)(1)                                   5.000     12/01/2031          62,562
   2,020,000  NYC IDA (Vaughn College Aeronautics)(1)                                   5.250     12/01/2036       1,258,359
   5,600,000  NYC IDA (Vocational Instruction)                                          7.750(2)  02/01/2033       3,430,224
   9,900,000  NYC IDA (Yankee Stadium)(1)                                               5.000     03/01/2046       7,742,097
   2,500,000  NYC IDA (Yankee Stadium)(1)                                               7.000     03/01/2049       2,811,025
   2,700,000  NYC IDA (Yeled Yalda Early Childhood)                                     5.725     11/01/2037       1,787,049
      80,000  NYC IDA (YMCA of Greater New York)(1)                                     5.800     08/01/2016          80,122
  20,000,000  NYC Municipal Water Finance Authority(6)                                  4.750     06/15/2035      19,053,900
      50,000  NYC Municipal Water Finance Authority(1)                                  5.000     06/15/2032          50,138
  20,000,000  NYC Municipal Water Finance Authority(6)                                  5.000     06/15/2037      19,821,578
      20,000  NYC Municipal Water Finance Authority(1)                                  5.250     06/15/2025          20,430
  40,000,000  NYC Municipal Water Finance Authority(6)                                  5.500     06/15/2040      41,985,200
   4,215,000  NYC Transitional Finance Authority(1)                                     5.125     01/15/2033       4,172,260
   5,660,000  NYC Transitional Finance Authority(1)                                     5.125     01/15/2034       5,593,665
      50,000  NYC Trust for Cultural Resources (Museum of American Folk Art)            6.000     07/01/2022          40,837
     100,000  NYS DA (Amsterdam Memorial Hospital)                                      6.000     08/01/2035         100,128
      20,000  NYS DA (Audit & Control)(1)                                               5.000     04/01/2029          19,532
   1,870,000  NYS DA (Lenox Hill Hospital Obligated Group)(1)                           5.500     07/01/2030       1,403,491
     365,000  NYS DA (Manhattan College)(1)                                             5.300     07/01/2037         296,088
      40,000  NYS DA (Mt. Sinai/NYU Health)(1)                                          6.500     07/01/2017          41,170
   1,360,000  NYS DA (New York Methodist Hospital)(1)                                   5.250     07/01/2024       1,099,274
   6,885,000  NYS DA (North Shore University Hospital/L.I. Jewish Medical Center)(1)    1.518(5)  05/01/2033       3,974,366
   2,500,000  NYS DA (North Shore University Hospital/L.I. Jewish Medical Center)(1)    5.000     05/01/2032       2,225,250
   1,000,000  NYS DA (North Shore University Hospital/L.I. Jewish Medical Center)(1)    5.000     05/01/2037         860,590


                  6 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal
   Amount                                                                              Coupon      Maturity        Value
------------                                                                           ------     ----------  --------------
New York Continued
$    800,000  NYS DA (Nursing Home)(1)                                                  4.950%    02/15/2045  $      733,384
   3,500,000  NYS DA (NYU Hospitals Center)(1)                                          5.000     07/01/2036       2,824,570
     275,000  NYS DA (Orange Regional Medical Center)(1)                                6.125     12/01/2029         216,271
   2,120,000  NYS DA (Orange Regional Medical Center)(1)                                6.250     12/01/2037       1,624,959
     325,000  NYS DA (Ozanam Hall of Queens Nursing Home)(1)                            5.000     11/01/2026         309,758
     490,000  NYS DA (Providence Rest)                                                  5.000     07/01/2035         286,777
   1,300,000  NYS DA (Providence Rest)                                                  5.125     07/01/2030         827,944
     340,000  NYS DA (Providence Rest)                                                  5.250     07/01/2025         239,316
     650,000  NYS DA (Rochester General Hospital)(1)                                    5.000     12/01/2035         519,363
      70,000  NYS DA (Sarah Neuman Nursing Home)(1)                                     5.500     08/01/2037          69,995
     250,000  NYS DA (School District Bond Financing Program), Series C(1)              7.250     10/01/2028         293,668
     360,000  NYS DA (School District Bond Financing Program), Series C(1)              7.375     10/01/2033         421,603
     200,000  NYS DA (School District Bond Financing Program), Series C(1)              7.500     04/01/2039         233,456
   4,000,000  NYS DA (SS Joachim & Anne Residence)(1)                                   5.250     07/01/2027       3,771,120
     115,000  NYS DA (St. Joseph's Hospital Health Center)(1)                           5.250     07/01/2018         111,356
  20,000,000  NYS DA (State Personal Income Tax Authority)(6)                           5.750     03/15/2036      21,443,855
     760,000  NYS DA (The Bronx-Lebanon Hospital Center)(1)                             6.250     02/15/2035         786,022
   1,070,000  NYS DA (Winthrop University Hospital)(1)                                  5.500     07/01/2023         972,598
     100,000  NYS DA (Winthrop University Hospital/South Nassau Communities Hospital
                 Obligated Group)(1)                                                    5.500     07/01/2032          82,874
      20,000  NYS EFC (Clean Water & Drinking Revolving Funds)(1)                       5.000     06/15/2027          20,211
      85,000  NYS EFC (NYS Water Services)(1)                                           6.600     09/15/2012          85,388
      10,000  NYS EFC (State Water Revolving Fund)(1)                                   5.750     01/15/2013          10,037
   9,500,000  NYS GO(6)                                                                 5.000     02/15/2039       9,586,213
   3,000,000  NYS HFA, Series A(1)                                                      5.250     11/01/2041       2,901,060
  10,000,000  NYS IDA (Bronx Parking Devel. Company)                                    5.875     10/01/2046       5,715,800
      50,000  NYS Medcare (Hospital & Nursing Home)(1)                                  6.375     08/15/2033          50,058
     295,000  NYS UDC (Subordinated Lien)(1)                                            5.500     07/01/2022         295,829
     250,000  Oneida County, NY IDA (Mohawk Valley Handicapped Services)                5.300     03/15/2019         201,715
      55,000  Onondaga County, NY IDA (Salina Free Library)                             5.500     12/01/2022          56,211
     920,000  Orange County, NY IDA (Glen Arden)                                        5.625     01/01/2018         756,019
     275,000  Orange County, NY IDA (Glen Arden)                                        5.700     01/01/2028         195,748
   1,620,000  Otsego County, NY IDA (Hartwick College)(1)                               5.900     07/01/2022       1,310,402
  38,280,000  Port Authority  NY/NJ, 140th Series(6)                                    5.000     12/01/2034      38,442,498
   2,680,000  Rensselaer County, NY Tobacco Asset Securitization Corp.(1)               5.625     06/01/2035       2,031,762
   2,000,000  Rensselaer County, NY Tobacco Asset Securitization Corp.(1)               5.750     06/01/2043       1,482,980
     285,000  Rensselaer County, NY Water Service Sewer Authority(1)                    5.250     09/01/2038         275,487
     340,000  Rensselaer County, NY Water Service Sewer Authority(1)                    5.350     09/01/2047         339,259


                  7 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal
   Amount                                                                              Coupon      Maturity        Value
------------                                                                           ------     ----------  --------------
New York Continued
$    415,000  Rensselaer County, NY Water Service Sewer Authority(1)                    5.350%    09/01/2047  $      400,081
  10,360,000  Rensselaer, NY City School District COP                                   5.000     06/01/2026       9,247,647
   1,060,000  Rockland County, NY Tobacco Asset Securitization Corp.(1)                 5.625     08/15/2035         802,939
   3,150,000  Rockland County, NY Tobacco Asset Securitization Corp.(1)                 5.750     08/15/2043       2,334,623
 101,000,000  Rockland County, NY Tobacco Asset Securitization Corp.                    6.252(3)  08/15/2045       2,854,260
  53,000,000  Rockland County, NY Tobacco Asset Securitization Corp.                    6.637(3)  08/15/2050         750,480
  50,000,000  Rockland County, NY Tobacco Asset Securitization Corp.                    7.676(3)  08/15/2060         187,500
   2,500,000  Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict
                 Community Health Center)(1)                                            5.125     12/01/2033       2,022,075
     450,000  Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Saratoga Care
                 Family Health Centers)(1)                                              5.125     12/01/2027         387,113
   1,000,000  Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Saratoga Care
                 Family Health Centers)(1)                                              5.250     12/01/2032         828,740
     350,000  Seneca County, NY IDA (New York Chiropractic College)(1)                  5.000     10/01/2027         256,354
      45,000  Sodus Village, NY GO(1)                                                   5.000     05/15/2032          44,286
      45,000  Sodus Village, NY GO(1)                                                   5.000     05/15/2033          43,775
      45,000  Sodus Village, NY GO(1)                                                   5.000     05/15/2034          43,457
      45,000  Sodus Village, NY GO(1)                                                   5.000     05/15/2035          42,926
      45,000  Sodus Village, NY GO(1)                                                   5.000     05/15/2036          42,643
      45,000  Sodus Village, NY GO(1)                                                   5.000     05/15/2037          42,357
  12,000,000  SONYMA, Series 161(6)                                                     5.875     10/01/2039      12,348,080
      15,000  St. Lawrence County, NY IDA (Clarkson University)(1)                      5.000     07/01/2033          13,801
      50,000  Suffolk County, NY IDA (ALIA-ACLD)                                        5.950     10/01/2021          38,890
      95,000  Suffolk County, NY IDA (ALIA-Adelante)                                    6.500     11/01/2037          67,569
      85,000  Suffolk County, NY IDA (ALIA-Civic Facility)                              5.950     11/01/2022          65,422
     240,000  Suffolk County, NY IDA (ALIA-DDI)                                         5.950     10/01/2021         186,672
      30,000  Suffolk County, NY IDA (ALIA-FREE)                                        5.950     10/01/2021          23,334
       5,000  Suffolk County, NY IDA (ALIA-IGHL)                                        5.950     10/01/2021           3,889
     105,000  Suffolk County, NY IDA (ALIA-IGHL)                                        5.950     11/01/2022          80,815
      15,000  Suffolk County, NY IDA (ALIA-IGHL)                                        6.000     10/01/2031          10,629
   4,000,000  Suffolk County, NY IDA (ALIA-IGHL)                                        7.250     12/01/2033       3,303,800
     200,000  Suffolk County, NY IDA (ALIA-LIHIA)                                       5.950     11/01/2022         153,934
      80,000  Suffolk County, NY IDA (ALIA-NYS ARC)                                     5.950     11/01/2022          61,574
      45,000  Suffolk County, NY IDA (ALIA-UCPAGS)                                      5.950     10/01/2021          35,001
     390,000  Suffolk County, NY IDA (ALIA-UVBH)                                        6.500     11/01/2037         277,388
      55,000  Suffolk County, NY IDA (ALIA-WORCA)                                       5.950     11/01/2022          42,332
      10,000  Suffolk County, NY IDA (DDI)                                              6.000     10/01/2020           8,056
   8,460,000  Suffolk County, NY IDA (Dowling College)                                  5.000     06/01/2036       4,932,011
     185,000  Suffolk County, NY IDA (Dowling College)(1)                               6.700     12/01/2020         162,038


                  8 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal
   Amount                                                                              Coupon      Maturity        Value
------------                                                                           ------     ----------  --------------
New York Continued
$    475,000  Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)               5.375%    01/01/2027  $      322,582
     685,000  Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)               5.500     01/01/2037         428,310
      10,000  Suffolk County, NY IDA (Independent Group Home Living)                    6.000     10/01/2020           8,093
  10,550,000  Suffolk County, NY IDA (Jefferson's Ferry)(1)                             5.000     11/01/2028       8,294,094
   1,000,000  Suffolk County, NY IDA (L.I. Network Community Services)                  7.550     02/01/2034         788,710
     620,000  Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)               6.750     11/01/2036         445,594
     210,000  Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)               6.750     11/01/2036         150,927
   5,985,000  Suffolk County, NY IDA (Pederson-Krager Center)                           7.000     11/01/2035       4,730,245
     505,000  Suffolk County, NY IDA (Pederson-Krager Center)                           7.200     02/01/2035         407,777
     185,000  Suffolk County, NY IDA (Southampton Hospital Assoc.)                      7.250     01/01/2020         167,893
     215,000  Suffolk County, NY IDA (Special Needs Facilities Pooled Program)          5.250     07/01/2022         161,545
      25,000  Suffolk County, NY IDA (Suffolk Hotels)                                   6.000     10/01/2020          20,232
   6,350,000  Suffolk, NY Tobacco Asset Securitization Corp.(1)                         0.000(4)  06/01/2044       3,531,743
     475,000  Suffolk, NY Tobacco Asset Securitization Corp.(1)                         5.375     06/01/2028         363,940
   1,500,000  Suffolk, NY Tobacco Asset Securitization Corp.(1)                         6.000     06/01/2048       1,128,675
  15,750,000  Suffolk, NY Tobacco Asset Securitization Corp.                            8.000(3)  06/01/2048         337,838
     494,000  Sullivan County, NY Community College COP(7)                              5.750     08/15/2025         348,398
     330,000  Sullivan County, NY IDA (Center for Discovery)                            5.625     06/01/2013         308,025
   1,550,000  Sullivan County, NY IDA (Center for Discovery)                            5.875     07/01/2022       1,158,486
     600,000  Sullivan County, NY IDA (Center for Discovery)                            6.000     06/01/2019         512,616
   1,540,000  Sullivan County, NY IDA (Center for Discovery)                            6.000     07/01/2037       1,043,381
     355,000  Sullivan County, NY IDA (Center for Discovery)                            6.500     06/01/2025         291,874
     495,000  Sullivan County, NY IDA (Center for Discovery)                            6.950     02/01/2035         387,521
     445,000  Syracuse, NY IDA (Crouse Irving Companies)(1)                             5.250     01/01/2017         447,323
     200,000  Syracuse, NY IDA (Jewish Home of Central New York)                        7.375     03/01/2021         185,532
     175,000  Tompkins County, NY IDA (Kendal at Ithaca)(1)                             5.500     07/01/2024         161,221
   1,000,000  Ulster County, NY IDA (Kingston Regional Senior Living Corp.)             6.000     09/15/2042         680,280
      20,000  Ulster County, NY IDA (Mid-Hudson Family Health Institute)(1)             5.300     07/01/2016          20,131
   4,000,000  Utica, NY IDA (Utica College Civic Facility)                              5.750     08/01/2028       3,067,080
   1,250,000  Utica, NY IDA (Utica College Civic Facility)                              6.750     12/01/2021       1,169,250
      30,000  Voorheesville, NY GO                                                      5.000     02/15/2023          31,205
      35,000  Voorheesville, NY GO                                                      5.000     02/15/2024          36,204
      35,000  Voorheesville, NY GO                                                      5.000     02/15/2025          36,092
      35,000  Voorheesville, NY GO                                                      5.000     02/15/2026          35,935
      40,000  Voorheesville, NY GO                                                      5.000     02/15/2027          41,040
      40,000  Voorheesville, NY GO                                                      5.000     02/15/2028          40,821
      40,000  Voorheesville, NY GO                                                      5.000     02/15/2029          40,631
      45,000  Voorheesville, NY GO                                                      5.000     02/15/2030          45,595
      45,000  Voorheesville, NY GO                                                      5.000     02/15/2031          45,054
      50,000  Voorheesville, NY GO                                                      5.000     02/15/2032          50,010


                  9 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal
   Amount                                                                              Coupon      Maturity        Value
------------                                                                           ------     ----------  --------------
New York Continued
$     50,000  Voorheesville, NY GO                                                      5.000%    02/15/2033  $       49,248
      55,000  Voorheesville, NY GO                                                      5.000     02/15/2034          54,034
      55,000  Voorheesville, NY GO                                                      5.000     02/15/2035          53,147
      60,000  Voorheesville, NY GO                                                      5.000     02/15/2036          57,609
      60,000  Voorheesville, NY GO                                                      5.000     02/15/2037          57,233
     370,000  Westchester County, NY IDA (Field Home)                                   6.500     08/15/2022         297,669
     250,000  Westchester County, NY IDA (Guiding Eyes for the Blind)(1)                5.375     08/01/2024         226,098
   1,720,000  Westchester County, NY IDA (Rippowam-Cisqua School)(1)                    5.750     06/01/2029       1,523,542
     320,000  Westchester County, NY IDA (Schnurmacher Center)                          6.500     11/01/2013         311,651
     600,000  Westchester County, NY IDA (Schnurmacher Center)                          6.500     11/01/2033         450,300
     300,000  Westchester County, NY Tobacco Asset Securitization Corp.(1)              5.000     06/01/2026         224,313
  10,790,000  Westchester County, NY Tobacco Asset Securitization Corp.(1)              5.125     06/01/2045       7,011,558
                                                                                                              --------------
                                                                                                                 985,054,695
                                                                                                              --------------
U.S. Possessions--37.2%
  10,000,000  Guam GO(1)                                                                5.000     11/15/2023       8,441,700
   3,280,000  Guam GO(1)                                                                5.400     11/15/2018       2,777,570
     850,000  Guam GO(1)                                                                6.750     11/15/2029         840,829
   1,400,000  Guam GO(1)                                                                7.000     11/15/2039       1,395,478
   1,000,000  Guam Government Waterworks Authority & Wastewater System(1)               5.875     07/01/2035         881,810
   1,000,000  Guam Government Waterworks Authority & Wastewater System(1)               6.000     07/01/2025         926,830
   5,345,000  Guam Power Authority, Series A(1)                                         5.125     10/01/2029       4,617,706
  10,100,000  Guam Power Authority, Series A(1)                                         5.250     10/01/2034       8,625,905
   1,000,000  Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)(1)    5.625     06/01/2047         707,680
   1,000,000  Northern Mariana Islands Commonwealth, Series A                           5.000     06/01/2017         885,610
   2,000,000  Northern Mariana Islands Commonwealth, Series A                           5.000     10/01/2022       1,620,180
     400,000  Northern Mariana Islands Commonwealth, Series A(1)                        6.750     10/01/2033         359,852
  21,210,000  Puerto Rico Aqueduct & Sewer Authority(1)                                 0.000(4)  07/01/2024      16,496,926
  22,680,000  Puerto Rico Aqueduct & Sewer Authority(1)                                 6.000     07/01/2038      20,822,735
  20,645,000  Puerto Rico Aqueduct & Sewer Authority(1)                                 6.000     07/01/2044      18,754,124
      15,000  Puerto Rico Children's Trust Fund (TASC)(1)                               5.375     05/15/2033          12,043
  11,900,000  Puerto Rico Children's Trust Fund (TASC)(1)                               5.500     05/15/2039       8,446,382
  30,000,000  Puerto Rico Children's Trust Fund (TASC)(1)                               5.625     05/15/2043      21,246,300
 124,000,000  Puerto Rico Children's Trust Fund (TASC)                                  6.426(3)  05/15/2050       2,726,760
   4,030,000  Puerto Rico Commonwealth GO(1)                                            5.000     07/01/2027       3,494,091
   4,790,000  Puerto Rico Commonwealth GO(1)                                            5.250     07/01/2031       4,205,907
  12,380,000  Puerto Rico Commonwealth GO(1)                                            5.250     07/01/2032      10,811,949
   1,185,000  Puerto Rico Commonwealth GO(1)                                            5.250     07/01/2034       1,028,047
   3,500,000  Puerto Rico Commonwealth GO(1)                                            5.250     07/01/2037       3,003,035


                  10 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal
   Amount                                                                              Coupon      Maturity        Value
------------                                                                           ------     ----------  --------------
U.S. Possessions Continued
$    485,000  Puerto Rico Commonwealth GO(1)                                            5.500%    07/01/2018  $      471,105
  31,225,000  Puerto Rico Commonwealth GO(1)                                            5.500     07/01/2032      28,211,788
  19,825,000  Puerto Rico Electric Power Authority, Series TT(1)                        5.000     07/01/2032      17,368,881
  50,500,000  Puerto Rico Electric Power Authority, Series UU(1)                        1.489(5)  07/01/2025      24,833,375
  19,600,000  Puerto Rico Electric Power Authority, Series UU(1)                        1.509(5)  07/01/2031       9,563,820
   2,000,000  Puerto Rico Electric Power Authority, Series WW(1)                        5.250     07/01/2033       1,801,120
     355,000  Puerto Rico Highway & Transportation Authority(1)                         5.000     07/01/2028         306,756
      15,000  Puerto Rico Highway & Transportation Authority, Series A(1)               5.000     07/01/2038          12,331
   1,100,000  Puerto Rico Highway & Transportation Authority, Series AA(1)              5.000     07/01/2035         914,595
   7,045,000  Puerto Rico Highway & Transportation Authority, Series G(1)               5.000     07/01/2042       5,729,276
   2,250,000  Puerto Rico Highway & Transportation Authority, Series K(1)               5.000     07/01/2027       1,950,795
  13,405,000  Puerto Rico Highway & Transportation Authority, Series K(1)               5.000     07/01/2030      11,432,186
   5,000,000  Puerto Rico Highway & Transportation Authority, Series M(1)               5.000     07/01/2046       4,042,200
  22,000,000  Puerto Rico Highway & Transportation Authority, Series N(1)               1.339(5)  07/01/2045       8,992,500
     225,000  Puerto Rico Highway & Transportation Authority, Series N(1)               5.250     07/01/2039         192,263
   5,480,000  Puerto Rico IMEPCF (American Airlines)                                    6.450     12/01/2025       2,341,056
  12,550,000  Puerto Rico Infrastructure(1)                                             5.000     07/01/2041       9,553,186
  43,180,000  Puerto Rico Infrastructure(1)                                             5.000     07/01/2046      32,483,019
  15,000,000  Puerto Rico Infrastructure                                                5.650(3)  07/01/2029       3,192,900
     500,000  Puerto Rico ITEMECF (Ana G. Mendez University)(1)                         5.000     03/01/2036         329,065
   1,500,000  Puerto Rico ITEMECF (Ana G. Mendez University)(1)                         5.375     02/01/2029       1,114,200
     105,000  Puerto Rico ITEMECF (Guaynabo Municipal Government Center)(1)             5.625     07/01/2022         105,016
   4,305,000  Puerto Rico ITEMECF (Polytechnic University)(1)                           5.000     08/01/2022       3,343,392
   1,500,000  Puerto Rico ITEMECF (University of the Sacred Heart)(1)                   5.250     09/01/2031       1,258,125
   2,750,000  Puerto Rico Municipal Finance Agency, Series A(1)                         5.250     08/01/2025       2,473,323
   5,000,000  Puerto Rico Public Buildings Authority(1)                                 5.000     07/01/2036       3,914,450
   2,500,000  Puerto Rico Public Buildings Authority(1)                                 5.000     07/01/2037       1,947,675
      10,000  Puerto Rico Public Buildings Authority(1)                                 5.125     07/01/2022           9,000
     810,000  Puerto Rico Public Buildings Authority(1)                                 5.250     07/01/2029         693,522
   1,000,000  Puerto Rico Public Buildings Authority(8)                                 6.500     07/01/2030         990,960
   1,000,000  Puerto Rico Public Buildings Authority(8)                                 6.750     07/01/2036         998,760
   1,000,000  Puerto Rico Public Buildings Authority, Series D(1)                       5.250     07/01/2036         813,730
  34,995,000  Puerto Rico Sales Tax Financing Corp., Series A(6)                        5.250     08/01/2057      33,127,084
  19,000,000  Puerto Rico Sales Tax Financing Corp., Series A                           5.950(3)  08/01/2056         871,720
 402,125,000  Puerto Rico Sales Tax Financing Corp., Series A                           6.461(3)  08/01/2054      21,308,604
  13,000,000  Puerto Rico Sales Tax Financing Corp., Series C(1)                        5.750     08/01/2057      13,167,960


                  11 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

  Principal
   Amount                                                                              Coupon      Maturity        Value
------------                                                                           ------     ----------  --------------
U.S. Possessions Continued
$  1,000,000  University of Puerto Rico(1)                                              5.000%    06/01/2025  $      864,130
   4,080,000  University of Puerto Rico(1)                                              5.000     06/01/2025       3,525,650
   5,925,000  University of Puerto Rico, Series Q(1)                                    5.000     06/01/2030       4,892,569
   1,700,000  University of Puerto Rico, Series Q(1)                                    5.000     06/01/2036       1,345,278
   1,000,000  University of V.I., Series A(1)                                           5.375     06/01/2034         838,340
   1,700,000  V.I. Public Finance Authority (Gross Receipts Taxes Loan)(1)              5.000     10/01/2031       1,444,473
   1,485,000  V.I. Public Finance Authority, Series A(1)                                5.500     10/01/2022       1,389,253
                                                                                                                 407,288,880
                                                                                                              --------------
Total Investments, at Value (Cost $1,670,099,900)-127.2%                                                       1,392,343,575
                                                                                                              --------------
Liabilities in Excess of Other Assets-(27.2)                                                                    (297,724,215)
                                                                                                              --------------
Net Assets-100.0%                                                                                             $1,094,619,360
                                                                                                              ==============

Footnotes to Statement of Investments

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Subject to a deferred-interest forebearance agreement. Rate shown is current rate. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Represents the current interest rate for a variable or increasing rate security.

(6.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(7.) Illiquid security. The aggregate value of illiquid securities as of June
     30, 2009 was $13,657,483, which represents 1.25% of the Fund's net assets. See accompanying Notes.

(8.) When-issued security or delayed delivery to be delivered and settled after June 30, 2009. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

                           LEVEL 1--         LEVEL 2--            LEVEL 3--
                           UNADJUSTED    OTHER SIGNIFICANT       SIGNIFICANT
                         QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS       VALUE
                         -------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
   New York                   $--          $  985,054,695            $--           $  985,054,695
   U.S. Possessions            --             407,288,880             --              407,288,880
                              ---          --------------            ---           --------------
Total Assets                  $--          $1,392,343,575            $--           $1,392,343,575
                              ===          ==============            ===           ==============


                  12 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS     Assoc. for Children with Down Syndrome
ACLD     Adults and Children with Learning and Developmental Disabilities
ALIA     Alliance of Long Island Agencies
AP       Advantage Planning, Inc.
ARC      Assoc. of Retarded Citizens
CCRC     Continuing Care Retirement Community
CMA      Community Mainstreaming Associates, Inc.
COP      Certificates of Participation
CSMR     Community Services for the Mentally Retarded
DA       Dormitory Authority
DDI      Developmental Disabilities Institute
DRIVERS  Derivatives Inverse Tax Exempt Receipts
EFC      Environmental Facilities Corp.
EFLI     Epilepsy Foundation of L.I., Inc.
FREE     Family Residences and Essential Enterprises
GO       General Obligation
HAII     Homes Anew II, Inc.
HDC      Housing Devel. Corp.
HFA      Housing Finance Agency
IDA      Industrial Devel. Agency
IGHL     Independent Group Home for Living
IMEPCF   Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.     Long Island
LIHIA    Long Island Head Injury Assoc.
MTA      Metropolitan Transportation Authority
NCMRS    Nassau Community Mental Retardation Services Company
NY/NJ    New York/New Jersey
NYC      New York City
NYS      New York State
NYU      New York University
PSCH     Professional Service Centers for the Handicapped, Inc.
ROLs     Residual Option Longs
SONYMA   State of New York Mortgage Agency
TASC     Tobacco Settlement Asset-Backed Bonds
TFABs    Tobacco Flexible Amortization Bonds
UCPAGS   United Cerebral Palsy Assoc. of Greater Suffolk
UDC      Urban Devel. Corp.
UVBH     United Veteran's Beacon House
V.I.     United States Virgin Islands
WORCA    Working Organization for Retarded Children and Adults
YMCA     Young Men's Christian Assoc.


                  13 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized


                  14 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited


mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a


                  15 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED
                           DELIVERY BASIS
                            TRANSACTIONS
                       ----------------------
Purchased securities         $22,897,824
Sold securities               29,546,400

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $219,765,000 as of June 30, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2009, municipal bond holdings with a value of $322,341,355 shown on the Fund's Statement of


                  16 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Investments are held by such Trusts and serve as collateral for the $219,765,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At June 30, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                       COUPON    MATURITY
   AMOUNT     INVERSE FLOATER(1)                                RATE (2)     DATE         VALUE
-----------   ------------------                                --------   --------   ------------
$13,335,000   NY Triborough Bridge & Tunnel Authority DRIVERS     13.824   11/15/32   $ 13,406,342
  6,070,000   NY Triborough Bridge & Tunnel Authority ROLs(3)     13.272   11/15/29      6,172,462
  6,670,000   NYC GO DRIVERS                                      14.962   11/15/31      7,670,633
  2,375,000   NYC GO DRIVERS                                      17.270    2/15/39      2,461,213
  5,000,000   NYC GO ROLs(3)                                      16.818     8/1/21      5,522,500
  2,750,000   NYC GO ROLS                                         18.045     3/1/26      2,980,560
  3,750,000   NYC GO ROLs(3)                                      19.119     4/1/36      4,155,450
 10,000,000   NYC Municipal Water Finance Authority DRIVERS        8.869    6/15/35      9,053,900
 10,000,000   NYC Municipal Water Finance Authority ROLs(3)       19.626    6/15/40     11,985,200
  4,160,000   NYC Municipal Water Finance Authority ROLs(3)       19.984    6/15/37      3,981,578
  6,670,000   NYS DA (State Personal Income Tax Authority)        15.340    9/15/16      8,113,855
 12,765,000   Port Authority NY/NJ, 3095th Series DRIVERS         13.821    12/1/34     12,927,498
 11,665,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)       13.839     8/1/57      9,797,084
  4,000,000   SONYMA ROLs                                         15.960    10/1/39      4,348,080
                                                                                      ------------
                                                                                      $102,576,355
                                                                                      ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 13 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.


                  17 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $107,550,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

CREDIT RISK. The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of June 30, 2009, securities with an aggregate market value of $3,497,544, representing 0.32% of the Fund's net assets, were subject to these forbearance agreements. No interest and principal payments are contractually owed to the Fund with respect to these securities.

ILLIQUID SECURITIES

As of June 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,688,755,434
                                 --------------
Gross unrealized appreciation    $   16,525,997
Gross unrealized depreciation      (312,937,856)
                                 --------------
Net unrealized depreciation      $ (296,411,859)
                                 ==============


                  18 | Oppenheimer AMT-Free New York Municipals

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT - Free New York Municipals


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/11/2009